Performance Management	Apr. 28, 2025
Schwab S&P 500 Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of the index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of the index.
Bar Chart Does Not Reflect Sales Loads [Text]	The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 20.54% Q2 2020 Worst Quarter: (19.67%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
S&P 500 Index Portfolio	24.95%	14.47%	13.01%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/schwabfunds_prospectus
Schwab Government Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Prior to April 14, 2016, the fund was named Schwab Money Market Portfolio, and the fund operated under certain different investment policies. The fund’s historical performance may not represent its current investment policies. Keep in mind that future performance may differ from past performance. Please see www.schwabassetmanagement.com/prospectus or call toll-free 1-888-311-4889 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods.
Bar Chart Does Not Reflect Sales Loads [Text]	The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 1.30% Q4 2023 Worst Quarter: 0.00% Q1 2021
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Government Money Market Portfolio	5.07%	2.32%	1.55%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Money Market Seven Day Yield Phone	1-888-311-4889
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab VIT Balanced Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation.
Performance Additional Market Index [Text]	The VIT Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.3% Dow Jones Equity All REIT Capped Index, 25.9% Dow Jones U.S. Large Cap Total Stock Market Index, 2.8% Dow Jones U.S. Small Cap Total Stock Market Index, 2.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex-U.S. Index (Net), 2.0% FTSE Developed Small Cap ex-U.S. Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart Does Not Reflect Sales Loads [Text]	The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 9.60% Q2 2020 Worst Quarter: (11.09%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
VIT Balanced Portfolio	7.86%	3.82%	4.03%
Comparative Indices (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
VIT Balanced Composite Index(1)	8.46%	4.40%	4.67%

(1)
The VIT Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.3% Dow Jones Equity All REIT Capped Index, 25.9% Dow Jones U.S. Large Cap Total Stock Market Index, 2.8% Dow Jones U.S. Small Cap Total Stock Market Index, 2.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex-U.S. Index (Net), 2.0% FTSE Developed Small Cap ex-U.S. Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/schwabfunds_prospectus
Schwab VIT Balanced with Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation.
Performance Additional Market Index [Text]	The VIT Balanced with Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.6% Dow Jones Equity All REIT Capped Index, 34.0% Dow Jones U.S. Large Cap Total Stock Market Index, 4.2% Dow Jones U.S. Small Cap Total Stock Market Index, 3.2% FTSE All Emerging Index (Net), 16.0% FTSE Developed ex-US Index (Net), 3.0% FTSE Developed Small Cap ex-US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart Does Not Reflect Sales Loads [Text]	The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 12.74% Q2 2020 Worst Quarter: (15.49%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
VIT Balanced with Growth Portfolio	9.98%	5.41%	5.39%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
VIT Balanced with Growth Composite Index (1)	10.64%	6.01%	6.00%

(1)
The VIT Balanced with Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.6% Dow Jones Equity All REIT Capped Index, 34.0% Dow Jones U.S. Large Cap Total Stock Market Index, 4.2% Dow Jones U.S. Small Cap Total Stock Market Index, 3.2% FTSE All Emerging Index (Net), 16.0% FTSE Developed ex-US Index (Net), 3.0% FTSE Developed Small Cap ex-US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflect no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/schwabfunds_prospectus
Schwab VIT Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation.
Performance Additional Market Index [Text]	The VIT Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index, 39.6% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 5.4% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex-US Index (Net), 3.7% FTSE Developed Small Cap ex-US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
Bar Chart Does Not Reflect Sales Loads [Text]	The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best Quarter: 15.53% Q2 2020 Worst Quarter: (19.58%) Q1 2020
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
VIT Growth Portfolio	11.78%	6.78%	6.54%
Comparative Indices (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
VIT Growth Composite Index (1)	12.51%	7.33%	7.12%

(1)
The VIT Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index, 39.6% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 5.4% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex-US Index (Net), 3.7% FTSE Developed Small Cap ex-US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/schwabfunds_prospectus